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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 6/30/00
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      City Capital Counseling, Inc.
          ---------------------------------------------
 Address:   1100 Peachtree Street
          ---------------------------------------------
            Suite 1500
          ---------------------------------------------
            Atlanta, GA 30309
          ---------------------------------------------

 Form 13F File Number:  28-3050
                      -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:       Willis P. Dobbs
          ---------------------------------------------
 Title:      President
          ---------------------------------------------
 Phone:      404-874-1110
          ---------------------------------------------

 Signature, Place, and Date of Signing:

   /s/ Willis P. Dobbs          Atlanta, GA              08/11/2000
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

City Capital Counseling, Inc
FORM 13F
June 30, 2000

                                                                                    Value     Shares/   Sh/     Put/
Name of Issuer                                       Title of class     CUSIP      (x$1000)   Prn Amt   Prn     Call
------------------------------                       --------------   ---------    --------   -------   ---     ----
3COM CORPORATION                                     COM              885535104       2536      44015    SH
ABBOTT LABS                                          COM              002824100       2478      55600    SH
AMERICAN INTL GROUP                                  COM              268741071       5857      49843    SH
AMGEN COMMON                                         COM              311621007        341       4857    SH
AUTOMATIC DATA PROCESSING                            COM              053015103       5337      99645    SH
AVERY DENNISON                                       COM              053611109       5114      76180    SH
BANK ONE CORP COM                                    COM              06423a103        307      11557    SH
BESTFOODS                                            COM              08658u101        415       5992    SH
BIOGEN INC.                                          COM              090597105        216       3350    SH
CAPITAL ONE FINANCIAL CORP                           COM              14040h105       7302     163635    SH
CHARLES SCHWAB CORP NEW                              COM              808513105        265       7880    SH
CINTAS                                               COM              172908105       5049     137631    SH
CISCO SYSTEMS                                        COM              17275r102       7274     114434    SH
CITIGROUP INC.                                       COM              173034109        388       6439    SH
COCA COLA CO                                         COM              191216100       6818     118704    SH
COMPUTER ASSOCIATES, INC.                            COM              204912109       1310      25600    SH
COMPUTERIZED THERMAL IMAGING I                       COM              20557c108         73      10000    SH
DELL COMPUTER CORP                                   COM              247025109       2715      55060    SH
EMC CORP/MASS                                        COM              268648102        601       7810    SH
ENTREMED INC COM                                     COM              29382f103       1508      50380    SH
EXTREME NETWORKS                                     COM              30226d106        306       2900    SH
EXXON CORP                                           COM              302290101        506       6442    SH
FEDERAL HOME LOAN MTG CORP                           COM              313400301       2014      49725    SH
FEDERAL NAT'L MTG ASSOC                              COM              313586109       1665      31901    SH
FOREST LABS CL A                                     COM              345838106       8822     187345    SH
GENERAL ELECTRIC CO                                  COM              369604103       1051      19833    SH
HEWLETT PACKARD CO                                   COM              428236103        219       1755    SH
HOME DEPOT                                           COM              437076102       4482      89754    SH
HOMEGROCER COM INC COM                               COM                               121      20000    SH
IMCLONE SYSTEMS                                      COM              45245w109        229       3000    SH
IMMUNEX CORP                                         COM              452528102        329       6650    SH
INKTOMI CORP                                         COM              457277101        497       4200    SH
INNOTRAC CORPORATION                                 COM              45767m109        157      30700    SH
INTEL CORP                                           COM              458140100       8429      63049    SH
ISS GROUP                                            COM              450306105        257       2600    SH
IXL ENTERPRISES                                      COM              450718101        161      11100    SH
JOHNSON & JOHNSON                                    COM              478160104       6006      58950    SH
LILLY ELI & CO                                       COM              532457108       2514      25175    SH
LORAL SPACE & COMMNCTN COM                           COM              g56462107        110      15900    SH
MEDIA ONE GROUP INC.                                 COM              58440j104        230       3472    SH
MEDTRONIC INC.                                       COM              585055106       7400     148555    SH
MERCK & CO INC                                       COM              589331107       7431      96975    SH
MERCURY INTERACTIVE CORP.                            COM              589405109        561       5800    SH
MICROSOFT                                            COM              594918104       4574      57171    SH
NEXTEL COMMUNICATIONS INC-CL A                       COM              65332v103       2653      43360    SH
NOKIA CORP ADR A                                     COM              654902204        322       6448    SH
NORTEL NETWORKS CORP COM                             COM              665815106        437       6400    SH
NORTHERN TRUST CORP                                  COM              665859104       2606      40050    SH
ONEMAIN.COM INC                                      COM              68267p109        177      15700    SH
ORACLE SYSTEMS                                       COM              68389x105        701       8336    SH
PAYCHEX INC                                          COM              704326107       5703     135784    SH
PFIZER INC                                           COM              717081103       4061      84595    SH
POWERTEL INC                                         COM              73936c109        319       4500    SH
PROTEIN DESIGN LABS INC                              COM              74369l103        264       1600    SH
PROVIDIAN FINANCIAL CORP                             COM              74406a102        779       8650    SH
RAMBUS INC                                           COM              750917106        721       7000    SH
RED HAT INC                                          COM              756577102        200       7400    SH
RELIASTAR FINANCIAL CORP                             COM              75952u103        294       5600    SH
SCHERING PLOUGH CORP                                 COM              806605101        541      10710    SH
SEAGATE TECHNOLOGY COM                               COM                               275       5000    SH
SHAW INDUSTRIES INC                                  COM              820286102        145      11610    SH
SJW CORP COM                                         COM                               297       2500    SH
STANDARD & POORS DEPOSITORY RE                       COM              78462f103        494       3400    SH
STRYKER CORP                                         COM              863667101       7843     179266    SH
SUN MICROSYSTEMS INC                                 COM              866810104       4004      44032    SH
SUNTRUST BKS INC                                     COM              867914103       4461      97647    SH
SYNOVUS FINANCIAL CORP                               COM              124780107        387      21932    SH
TELLABS INC.                                         COM              879664100       6829      99789    SH
TIME WARNER INC COM                                  COM                               258       3400    SH
TV GUIDE INC CL A                                    COM                               274       8000    SH
U S WEST INC                                         COM              91273h101       5774      67340    SH
VERIO INC COM                                        COM              923433106        333       6000    SH
VODAFONE AIRTOUCH PLC-SP ADR                         COM              92857w100       2297      55430    SH
WAL MART STORES INC                                  COM              931142103       5311      92157    SH
WEBVAN GROUP INC                                     COM              94845v103        243      33350    SH
WORLDCOM INC                                         COM              98155k102        273       5951    SH
AMERICA ONLINE INC                                   COM              02364j104       -269      -5100    SH
GEMSTAR INTL GROUP LTD ORD                           COM                              -326      -5300    SH
VERITAS SOFTWARE CO COM                              COM                              -264      -2335    SH
DAY INTL GROUP, CONV CUMULATIV                       PFD              999999999       5000       5000    SH
LONGLEAF PTNRS FD SMALL CAP TR                                                         677   33022.89    SH
REPORT SUMMARY                                                   81  DATA RECORDS   178066               0





                                                                     Voting Authority
                                                                     ----------------
                                                            Invstmt        Other
                                                            Dscretn       Managers        Sole
                                                            -------     ------------    -------
                                                          Sole                            44015
                                                          Sole                            55600
                                                          Sole                            49843
                                                          Sole                             4857
                                                          Sole                            99645
                                                          Sole                            76180
                                                          Sole                            11557
                                                          Sole                             5992
                                                          Sole                             3350
                                                          Sole                           163635
                                                          Sole                             7880
                                                          Sole                           137631
                                                          Sole                           114434
                                                          Sole                             6439
                                                          Sole                           118704
                                                          Sole                            25600
                                                          Sole
                                                          Sole                            55060
                                                          Sole                             7810
                                                          Sole                            50380
                                                          Sole                             2900
                                                          Sole                             6442
                                                          Sole                            49725
                                                          Sole                            31901
                                                          Sole                            87345
                                                          Sole                            19833
                                                          Sole                             1755
                                                          Sole                            89754
                                                          Sole                            20000
                                                          Sole                             3000
                                                          Sole                             6650
                                                          Sole                             4200
                                                          Sole                            30700
                                                          Sole                            63049
                                                          Sole                             2600
                                                          Sole                            11100
                                                          Sole                            58950
                                                          Sole                            25175
                                                          Sole                            15900
                                                          Sole                             3472
                                                          Sole                            14855
                                                          Sole                            96975
                                                          Sole                             5800
                                                          Sole                            57171
                                                          Sole                            43360
                                                          Sole                             6448
                                                          Sole                             6400
                                                          Sole                            40050
                                                          Sole                            15700
                                                          Sole                             8336
                                                          Sole                           135784
                                                          Sole                            84595
                                                          Sole                             4500
                                                          Sole                             1600
                                                          Sole                             8650
                                                          Sole                             7000
                                                          Sole                             7400
                                                          Sole                             5600
                                                          Sole                            10710
                                                          Sole                             5000
                                                          Sole                            11610
                                                          Sole                             2500
                                                          Sole                             3400
                                                          Sole                           179266
                                                          Sole                            44032
                                                          Sole                            97647
                                                          Sole                            21932
                                                          Sole                            99789
                                                          Sole                             3400
                                                          Sole                             8000
                                                          Sole                            67340
                                                          Sole                             6000
                                                          Sole                            55430
                                                          Sole                            92157
                                                          Sole                            33350
                                                          Sole                             5951
                                                          Sole                            -5100
                                                          Sole                            -5300
                                                          Sole                            -2335
                                                          Sole                             5000
                                                          Sole                         33022.89

 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED